Cover	Feb. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2022
Entity File Number	000-55256
Entity Registrant Name	Kibush Capital Corp.
Entity Central Index Key	0001614466
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7 Sarah Crescent
Entity Address, Address Line Two	Templestowe
Entity Address, City or Town	Victoria
Entity Address, Country	AU
Entity Address, Postal Zip Code	3106
City Area Code	(61)
Local Phone Number	398464288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false